SCHEDULE OF FAIR VALUE OF OPTIONS (Details) - Gravitics Inc [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Risk-free interest rate		2.50%	10.00%
Expected term (years)	2 years	2 years 3 months 18 days
Expected volatility		85.00%	75.00%
Employees and Directors [Member]
Defined Benefit Plan Disclosure [Line Items]
Risk-free interest rate		4.20%	4.30%
Expected term (years)		5 years 10 months 24 days	5 years 9 months 18 days
Expected volatility		44.10%	49.50%
Expected dividend yield